Basic and Diluted Net Loss Per Ordinary Share (Tables)	6 Months Ended
Jun. 30, 2026
Basic and Diluted Net Loss Per Ordinary Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

A reconciliation of net loss available to ordinary shareholders and the number of shares in the calculation of basic and diluted loss per share is as follows (in thousands, except share and per share amounts):

	Six months ended June 30,
	2026	2025

Net loss attributable to ordinary shareholders	3,293	3,844

Weighted-average shares used in computing net loss per share, basic and diluted	6,780,167,748	544,608,702

Net loss per share, basic and diluted	0.0005	0.0071